Cash Flow Disclosures - Summary of Net Debt and the Movements in Net Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Borrowings [Line Items]
Cash and cash equivalents	$ 336,197	$ 111,733	$ 34,765	$ 23,305
Financial assets at fair value through profit or loss	1,004	8,319	15,399
Borrowings	5,014
Lease liabilities	(3,928)	(218)	(399)
Outstanding balance as of December 31, 2021 - Derivative financial liabilities	(221)	(2,896)
Net debt	328,038	116,938	49,765
Cash and liquid investments	337,201	120,052	50,164
Gross debt – fixed interest rates	$ (9,163)	$ (3,114)	$ (399)